Document And Entity Information	Aug. 01, 2023
Document Information Line Items
Entity Registrant Name	OPAL FUELS INC.
Document Type	S-3
Amendment Flag	false
Entity Central Index Key	0001842279
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1578357
Entity Address, Address Line One	One North Lexington Avenue
Entity Address, Address Line Two	Suite 1450
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10601
City Area Code	(914)
Local Phone Number	705-4000
Business Contact
Document Information Line Items
Entity Address, Address Line One	One North Lexington Avenue
Entity Address, Address Line Two	Suite 1450
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10601
City Area Code	(914)
Local Phone Number	705-4000
Contact Personnel Name	Ann Anthony